Accounting principles - Disclosure of allocation of acquisition cost (Details) - Prosynergia - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2022	Nov. 25, 2021
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Cash prepayment made in 2021			€ 325	€ 325
Loan granted to Prosynergia in 2021			1,400
Cash payment made in 2022			2,925
Acquisition fees			466
Earn-out measured at fair value			1,446
Total acquisition cost allocated			6,562
Patents			6,529
Cash and cash equivalents			42
Total assets			6,571
Total liabilities			(9)
Total net assets			€ 6,562
Payments for assets acquisition costs	€ 15	€ 451